Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
The main components of cash equivalents were:
•UCITS and interest-bearing current accounts, available immediately;
•Term accounts, available within the contractual maturities or by the way of early exit with no penalty; and
•Negotiable medium-term notes, available with a quarterly maturity or by the way of early exit with no penalty.
These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2022/12/31	2023/06/30
Short-term deposits	119,090	98,042
Cash on hand and bank accounts	16,910	13,784
TOTAL	136,001	111,826

Short-term deposits	As of
(in € thousands)	2022/12/31	2023/06/30
TERM ACCOUNTS	119,090	98,042
TOTAL	119,090	98,042

Cash and cash equivalents	CASH AND CASH EQUIVALENTS